UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                   Investment Company Act File Number: 811-572



                           American Mutual Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: October 31, 2005

                     Date of reporting period: July 31, 2005





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                            Eric A.S. Richards, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

AMERICAN MUTUAL FUND(R)
Investment portfolio

July 31, 2005
                                                                     unaudited

                                                                                                                     Market value
Common stocks -- 83.99%                                                                               Shares                (000)


ENERGY -- 8.11%
BJ Services Co.                                                                                      900,000         $     54,891
Chevron Corp.                                                                                      2,838,900              164,685
ConocoPhillips                                                                                     3,133,178              196,106
Devon Energy Corp.                                                                                 2,000,000              112,180
Exxon Mobil Corp.                                                                                  3,335,000              195,931
Halliburton Co.                                                                                    1,200,000               67,260
Marathon Oil Corp.                                                                                 4,000,000              233,440
Schlumberger Ltd.                                                                                    440,200               36,862
Sunoco, Inc.                                                                                       1,468,100              184,584
Unocal Corp.                                                                                       1,250,000               81,063
                                                                                                                        1,327,002

MATERIALS -- 4.89%
Air Products and Chemicals, Inc.                                                                   1,200,000               71,712
Alcoa Inc.                                                                                         3,250,000               91,163
Ashland Inc.                                                                                         900,000               55,305
Dow Chemical Co.                                                                                   1,012,700               48,559
E.I. du Pont de Nemours and Co.                                                                    1,550,000               66,154
Georgia-Pacific Corp.                                                                              1,900,000               64,885
International Paper Co.                                                                            2,350,000               74,260
MeadWestvaco Corp.                                                                                 4,588,000              134,061
PPG Industries, Inc.                                                                                 750,000               48,772
Praxair, Inc.                                                                                      1,400,000               69,146
Sonoco Products Co.                                                                                1,500,000               41,700
Weyerhaeuser Co.                                                                                     500,000               34,490
                                                                                                                          800,207

INDUSTRIALS -- 9.87%
Boeing Co.                                                                                           750,000               49,508
Caterpillar Inc.                                                                                     700,000               37,737
Emerson Electric Co.                                                                               1,350,000               88,830
General Dynamics Corp.                                                                               185,000               21,310
General Electric Co.                                                                               8,650,000              298,425
Lockheed Martin Corp.                                                                              1,394,300               87,004
Manpower Inc.                                                                                      2,250,000              107,550
Norfolk Southern Corp.                                                                             5,882,000              218,869
Northrop Grumman Corp.                                                                             1,450,000               80,403
Pitney Bowes Inc.                                                                                  1,850,000               82,473
R.R. Donnelley & Sons Co.                                                                          1,315,000               47,406
Tyco International Ltd.                                                                            5,831,200              177,677
Union Pacific Corp.                                                                                  350,000               24,608
United Parcel Service, Inc., Class B                                                               1,336,500               97,524
United Technologies Corp.                                                                          3,000,000              152,100
Waste Management, Inc.                                                                             1,500,000               42,180
                                                                                                                        1,613,604

CONSUMER DISCRETIONARY -- 9.24%
Carnival Corp., units                                                                                875,000               45,850
Clear Channel Communications, Inc.                                                                 4,500,000              146,880
Dana Corp.                                                                                         3,770,000               59,227
Delphi Corp.                                                                                      13,200,000               69,960
Dow Jones & Co., Inc.                                                                                 96,800                3,633
E.W. Scripps Co., Class A                                                                            800,000               40,424
Gap, Inc.                                                                                          1,500,000               31,665
General Motors Corp.                                                                               5,730,000              210,979
Genuine Parts Co.                                                                                  1,400,000               64,106
Knight-Ridder, Inc.                                                                                  500,000               31,280
Leggett & Platt, Inc.                                                                              3,250,000               82,192
Lowe's Companies, Inc.                                                                               810,000               53,638
Magna International Inc., Class A                                                                  1,780,000              137,238
Mattel, Inc.                                                                                       5,000,000               93,250
NIKE, Inc., Class B                                                                                  300,000               25,140
ServiceMaster Co.                                                                                  5,600,000               76,944
Target Corp.                                                                                       1,700,000               99,875
TJX Companies, Inc.                                                                                5,850,000              137,534
VF Corp.                                                                                           1,150,000               67,896
Walt Disney Co.                                                                                    1,300,000               33,332
                                                                                                                        1,511,043

CONSUMER STAPLES -- 4.03%
Albertson's, Inc.                                                                                  2,700,000               57,537
Avon Products, Inc.                                                                                  600,000               19,626
Coca-Cola Co.                                                                                      3,050,000              133,468
General Mills, Inc.                                                                                  600,000               28,440
H.J. Heinz Co.                                                                                     3,350,000              123,213
Kimberly-Clark Corp.                                                                               1,110,000               70,774
Kraft Foods Inc., Class A                                                                            700,000               21,385
PepsiCo, Inc.                                                                                      1,370,000               74,706
Sara Lee Corp.                                                                                     1,500,000               29,895
Walgreen Co.                                                                                       1,000,000               47,860
Wal-Mart Stores, Inc.                                                                              1,050,000               51,817
                                                                                                                          658,721

HEALTH CARE -- 8.69%
Abbott Laboratories                                                                                5,300,000              247,139
Applera Corp.                                                                                      1,176,700               24,499
Becton, Dickinson and Co.                                                                            600,000               33,222
Bristol-Myers Squibb Co.                                                                           7,857,200              196,273
Eli Lilly and Co.                                                                                  4,105,000              231,193
Johnson & Johnson                                                                                  1,650,000              105,534
McKesson Corp.                                                                                     2,100,000               94,500
Medtronic, Inc.                                                                                    1,250,000               67,425
Merck & Co., Inc.                                                                                  4,450,000              138,217
Pfizer Inc                                                                                         3,308,100               87,665
Schering-Plough Corp.                                                                              1,471,700               30,641
Wyeth                                                                                              3,598,000              164,608
                                                                                                                        1,420,916

FINANCIALS -- 17.51%
Allstate Corp.                                                                                     1,200,000               73,512
American Express Co.                                                                                 750,000               41,250
American International Group, Inc.                                                                 2,829,000              170,306
Aon Corp.                                                                                          3,300,000               83,952
Bank of America Corp.                                                                              4,732,812              206,351
Bank of New York Co., Inc.                                                                         3,250,000              100,035
Citigroup Inc.                                                                                     7,810,000              339,735
Fannie Mae                                                                                         4,435,000              247,739
Freddie Mac                                                                                        3,150,000              199,332
J.P. Morgan Chase & Co.                                                                            5,446,000              191,372
Jefferson-Pilot Corp.                                                                              1,750,000               87,798
Lincoln National Corp.                                                                             1,167,900               56,409
Marsh & McLennan Companies, Inc.                                                                   1,600,300               46,361
National City Corp.                                                                                1,500,000               55,365
Regions Financial Corp.                                                                            1,352,100               45,485
St. Paul Travelers Companies, Inc.                                                                 4,950,000              217,899
State Street Corp.                                                                                 1,000,000               49,740
SunTrust Banks, Inc.                                                                               1,475,000              107,262
U.S. Bancorp                                                                                       3,650,000              109,719
UnumProvident Corp.                                                                                8,400,000              160,860
Wachovia Corp.                                                                                       400,000               20,152
Washington Mutual, Inc.                                                                            3,550,000              150,804
Wells Fargo & Co.                                                                                  1,668,750              102,361
                                                                                                                        2,863,799

INFORMATION TECHNOLOGY -- 7.15%
Automatic Data Processing, Inc.                                                                      750,000               33,308
First Data Corp.                                                                                   1,200,000               49,368
Hewlett-Packard Co.                                                                               13,000,000              320,060
Intel Corp.                                                                                        1,900,000               51,566
International Business Machines Corp.                                                              3,635,000              303,377
Linear Technology Corp.                                                                            1,050,000               40,803
Microchip Technology Inc.                                                                          4,000,000              124,280
Microsoft Corp.                                                                                    6,635,000              169,922
Texas Instruments Inc.                                                                             2,400,000               76,224
                                                                                                                        1,168,908

TELECOMMUNICATION SERVICES -- 5.75%
ALLTEL Corp.                                                                                       1,000,000               66,500
AT&T Corp.                                                                                         7,434,600              147,205
BellSouth Corp.                                                                                    9,700,000              267,720
SBC Communications Inc.                                                                            6,100,000              149,145
Sprint Corp.                                                                                       7,707,000              207,318
Verizon Communications Inc.                                                                        3,000,000              102,690
                                                                                                                          940,578

UTILITIES -- 5.97%
Ameren Corp.                                                                                         943,680               52,488
American Electric Power Co., Inc.                                                                  3,302,900              127,822
Dominion Resources, Inc.                                                                             850,000               62,781
Duke Energy Corp.                                                                                  4,800,000              141,792
Exelon Corp.                                                                                       2,348,400              125,686
FirstEnergy Corp.                                                                                  1,620,000               80,644
Progress Energy, Inc.                                                                                950,000               42,380
Public Service Enterprise Group Inc.                                                                 800,000               51,440
Questar Corp.                                                                                      1,500,000              105,270
Southern Co.                                                                                       2,700,000               94,473
Xcel Energy Inc.                                                                                   4,745,000               92,100
                                                                                                                          976,876

MISCELLANEOUS -- 2.78%
Other common stocks in initial period of acquisition                                                                      455,154


Total common stocks (cost: $10,882,891,000)                                                                            13,736,808



                                                                                                   Shares or
Convertible securities -- 0.62%                                                             principal amount


INDUSTRIALS -- 0.09%
Tyco International Group SA, Series B, 3.125% convertible debentures 2023                        $10,000,000               14,375


CONSUMER DISCRETIONARY -- 0.19%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                    756,430               31,551


HEALTH CARE -- 0.09%
Baxter International Inc. 7.00% convertible preferred 2006                                           250,000 units         14,080


FINANCIALS -- 0.25%
Chubb Corp. 7.00% convertible preferred 2005                                                         400,000 units         12,968
Chubb Corp. 7.00% convertible preferred 2006                                                         350,000 units         11,329
XL Capital Ltd. 6.50% ACES convertible preferred 2007                                                700,000 units         16,380
                                                                                                                           40,677

Total convertible securities (cost: $106,441,000)                                                                         100,683


                                                                                            Principal amount
Bonds & notes -- 1.25%                                                                                 (000)


UTILITIES -- 0.06%
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                       $    9,960               10,092



MORTGAGE-BACKED OBLIGATIONS -- 0.05%
Fannie Mae 6.00% 2017(1)                                                                               7,251                7,495


GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 1.14%
Fannie Mae 6.00% 2005                                                                                160,000              161,293
Fannie Mae 5.00% 2007                                                                                 25,000               25,285
                                                                                                                          186,578

Total bonds & notes (cost: $203,055,000)                                                                                  204,165


                                                                                            Principal amount         Market value
Short-term securities -- 13.79%                                                                        (000)                (000)


3M Co. 3.25% due 8/26/2005                                                                         $  25,000       $       24,941
Bank of America Corp. 3.20%-3.48% due 8/9-9/28/2005                                                   95,000               94,658
BellSouth Corp. 3.36%-3.37% due 9/7-9/9/2005(2)                                                       56,400               56,194
CAFCO, LLC 3.39%-3.50% due 9/14-10/3/2005(2)                                                          47,335               47,068
Clipper Receivables Co., LLC 3.35%-3.37% due 8/22-8/26/2005(2)                                        79,200               79,026
State Street Corp. 3.41% due 9/23/2005                                                                23,500               23,380
Coca-Cola Co. 3.21%-3.27% due 8/1-9/6/2005                                                            57,500               57,403
DuPont (E.I.) de Nemours & Co. 3.13%-3.30% due 8/1-8/31/2005                                         145,900              145,675
FCAR Owner Trust I 3.27% due 8/19/2005                                                                50,000               49,914
Federal Home Loan Bank 3.08%-3.35% due 8/5-9/23/2005                                                 273,900              273,254
Freddie Mac 3.19%-3.31% due 8/16-9/20/2005                                                           105,308              104,907
Gannett Co. 3.29%-3.36% due 8/25-9/8/2005(2)                                                          65,900               65,686
General Electric Capital Corp. 3.13%-3.43% due 8/11-9/14/2005                                         41,400               41,293
Harley-Davidson Funding Corp. 3.34% due 9/9/2005(2)                                                   15,000               14,944
Harvard University 3.38% due 9/21/2005                                                                25,000               24,878
Hershey Co. 3.22%-3.28% due 8/16-8/29/2005(2)                                                         47,700               47,600
Illinois Tool Works Inc. 3.38% due 8/30/2005                                                          11,800               11,765
IBM Corp. 3.24%-3.25% due 8/3-8/26/2005                                                               28,400               28,359
International Lease Finance Corp. 3.43% due 9/12/2005                                                 31,400               31,271
Medtronic Inc. 3.33%-3.37% due 8/22-9/1/2005(2)                                                       47,200               47,076
NetJets Inc. 3.20%-3.25% due 8/9-8/29/2005(2)                                                         30,000               29,948
Park Avenue Receivables Co., LLC 3.27%-3.41% due 8/11-9/13/2005(2)                                    99,000               98,746
Preferred Receivables Funding Corp. 3.20% due 8/11/2005(2)                                            46,500               46,454
PepsiCo Inc. 3.22%-3.30% due 8/3-8/24/2005(2)                                                         70,000               69,885
Procter & Gamble Co. 3.11%-3.26% due 8/15-8/24/2005(2)                                               126,800              126,590
Tenessee Valley Authority 3.22% due 9/15/2005                                                         50,000               49,775
Three Pillars Funding, LLC 3.33%-3.40% due 8/15-9/26/2005(2)                                          48,400               48,227
Triple-A One Funding Corp. 3.19%-3.37% due 8/8-9/9/2005(2)                                            70,730               70,618
U.S. Treasury Bills 2.91%-3.20% due 8/25-9/15/2005                                                    72,200               71,936
Variable Funding Capital Corp. 3.12%-3.50% due 8/2-10/4/2005(2)                                      125,000              124,552
Wal-Mart Stores Inc. 3.10%-3.23% due 8/8-8/30/2005(2)                                                144,700              144,494
Wells Fargo & Co. 3.13%-3.30% due 8/4-9/7/2005                                                       104,000              103,918


Total short-term securities (cost: $2,254,467,000)                                                                      2,254,435

Total investment securities (cost: $13,446,854,000)                                                                    16,296,091
Other assets less liabilities                                                                                              58,007

Net assets                                                                                                            $16,354,098


"Miscellaneous"   securities   include  holdings  in  their  initial  period  of
acquisition that have not previously been publicly disclosed.

(1) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(2) Restricted security that can be resold only to institutional investors. In practice, these securities are typically as liquid as unrestricted securities in the portfolio. The total value of all restricted securities, was $1,117,108,000, which represented 6.83% of the net assets of the fund.



Federal income tax information                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                 $ 3,126,960
Gross unrealized depreciation on investment securities                                                    (284,432)
Net unrealized appreciation on investment securities                                                     2,842,528
Cost of investment securities for federal income tax purposes                                           13,453,563




ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND, INC.

By /s/ James K. Dunton
--------------------------------------
James K. Dunton, Vice Chairman and PEO

Date: September 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ James K. Dunton
--------------------------------------
James K. Dunton, Vice Chairman and PEO

Date: September 28, 2005



By /s/ Jeffrey P. Regal
-----------------------------------
Jeffrey P. Regal, Treasurer and PFO

Date: September 28, 2005